Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Long Term Debt [Abstract]
Disclosure of Principal and Carrying Amount of Long-Term Debt Outstanding
The following is a summary of long-term debt outstanding at December 31, 2019, and 2018 (all capitalized terms used in the tables below relating to such long-term debt are defined below in this note):

In thousands of U.S. Dollars (except as noted)	Contractual interest rate	December 31, 2019 Principal outstanding balance in currency of borrowing	December 31, 2019 Carrying amount in USD	December 31, 2018 Principal outstanding balance in currency of borrowing	December 31, 2018 Carrying amount in USD
USD First Lien Term Loan	5.60%	3,071,375	3,014,409	3,557,125	3,479,823
EUR First Lien Term Loan	3.75%	850,000	934,733	850,000	951,980
Senior Notes	7.00%	1,000,000	982,033	1,000,000	980,008
Loan payable to non-controlling interests	0.00%	—	—	49,936	35,147
Total long-term debt			4,931,175		5,446,958
Current portion			35,750		35,750
Non-current portion			4,895,425		5,411,208

Disclosure of Interest Outstanding on the Long Term Debt
During the year ended December 31, 2019, the Corporation incurred the following interest on its then-outstanding long-term debt excluding its previous loan payable to the holders of the non-controlling interest in BetEasy, which is non-interest bearing:

In thousands of U.S. Dollars	Effective interest rate *	Interest **	Interest Accretion	Total Interest
USD First Lien Term Loan	6.63%	142,509	20,336	162,845
EUR First Lien Term Loan	4.26%	36,196	2,898	39,094
Senior Notes	7.48%	70,000	2,025	72,025
Total		248,705	25,259	273,964

During the year ended December 31, 2018, the Corporation incurred the following interest on its then-outstanding long-term debt:

In thousands of U.S. Dollars	Effective interest rate *	Interest	Interest Accretion	Total Interest
USD First Lien Term Loan	6.54%	75,988	7,799	83,787
EUR First Lien Term Loan	4.26%	17,792	1,365	19,157
Senior Notes	7.47%	33,250	1,000	34,250
Previous USD first lien term loan ***	6.07%	42,885	112,135	155,020
Previous EUR first lien term loan ***	3.87%	9,693	41,502	51,195
USD second lien term loan ***	13.78%	2,216	4,643	6,859
Total		181,824	168,444	350,268
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* The effective interest rate calculation excludes the impact of the debt extinguishments in respect of the amendment and extension and subsequent repayment of the previous first lien term loans as well as the impact of the Swap Agreements (as defined below).
** In addition to the amount included above, the Corporation incurred $4.9 million (2018 - $4.0 million) of interest expense relating to commitment, participation, and fronting fees associated with its Revolving Facility.
*** Interest accretion for the year ended December 31, 2018 includes a loss on debt extinguishment of $147.0 million included within Net financing charges in respect of the amendment and extension and subsequent repayment of the Corporation’s previous first lien term loans.

Disclosure of the Movement of the Corporation's Long-Term Debt Balance
The Corporation’s change in its long-term debt balance from December 31, 2018 to December 31, 2019 was as follows:

In thousands of U.S. Dollars	Opening balance	New debt	Principal payments	Interest Accretion *	Translation	Closing balance
USD First Lien Term Loan	3,479,823	—	(485,750)	20,336	—	3,014,409
EUR First Lien Term Loan	951,980	—	—	2,898	(20,145)	934,733
Senior Notes	980,008	—	—	2,025	—	982,033
Loan payable to the holders of non-controlling interests	35,147	4,894	(38,941)	—	(1,100)	—
Total	5,446,958	4,894	(524,691)	25,259	(21,245)	4,931,175
_____________________________
* Interest accretion represents interest expense calculated at the effective interest rate less interest expense calculated at the contractual interest rate and is recorded in net financing charges in the consolidated statements of earnings (loss).

Disclosure of Schedule of Principle Repayments of Long-Term Debt Over the Next Five Years
As at December 31, 2019, the contractual principal repayments of the Corporation’s outstanding long-term debt over the next five years amount to the following:

In thousands of U.S. Dollars	<1 Year	1-2 Years	2-3 Years	3-4 Years	4-5 Years	>5 Years
USD First Lien Term Loan	35,750	35,750	35,750	35,750	35,750	2,892,625
EUR First Lien Term Loan	—	—	—	—	—	953,187
Senior Notes	—	—	—	—	—	1,000,000
Total	35,750	35,750	35,750	35,750	35,750	4,845,812